Financial assets and liabilities and their impacts on income (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities and their impacts on income
Schedule of financial assets and liabilities

The Company’s assets and liabilities are valued as follows for the years ending December 31, 2022 and December 31, 2023, respectively:

			Value - IFRS 9 statement of
	AS OF DECEMBER 31, 2022		financial position
	Statement of		Fair value
	financial	Fair	through profit
(amounts in thousands of euros)	position value	value	or loss	Amortized cost
Non-current financial assets (excluding deferred losses)	173	173		173
Other receivables (excluding prepaid expenses)	6,934	6,934	—	6,934
Current financial assets (excluding deferred losses)	590	590	—	590
Cash and cash equivalents	11,053	11,053	11,053	—
Total assets	18,749	18,749	11,053	7,696
Non-current borrowing	4,367	4,117	—	4,367
Non-current derivative liabilities	—	—	—	—
Current borrowings	10,177	10,308	6,660	3,517
Current derivative liabilities	13	13	13	—
Trade accounts payable	6,940	6,940	—	6,940
Tax and social security liabilities	1,780	1,780	—	1,780
Other creditors and accrued liabilities	328	328	—	328
Total liabilities	23,640	23,485	6,673	16,967

			Value - IFRS 9 statement of
	AS OF DECEMBER 31, 2023		financial position
	Statement of		Fair value
	financial		through profit
(amounts in thousands of euros)	position value	Fair value	or loss	Amortized cost
Non-current financial assets (excluding deferred losses)	158	158	—	158
Other receivables (excluding prepaid expenses)	—	—	—	—
Current financial assets (excluding deferred losses)	—	—	—	—
Cash and cash equivalents	5,567	5,567	5,567	—
Total assets	5,725	5,725	5,567	158
Non-current borrowing	(3,247)	(3,266)	—	(3,247)
Non-current derivative liabilities	—	—	—	—
Current borrowings	(5,023)	(4,117)	(2,207)	(2,816)
Current derivative liabilities	(1)	(1)	(1)	—
Trade accounts payable	(5,392)	(5,392)	—	(5,392)
Tax and social security liabilities	(1,348)	(1,348)	—	(1,348)
Other creditors and accrued liabilities	(838)	(838)	—	(838)
Total liabilities	(15,849)	(14,961)	(2,207)	(12,754)

Schedule of impact of the financial assets and liabilities on the consolidated statement of profit or loss

	AS OF DECEMBER 31,
	2021		2022		2023
		Change in fair		Change in fair		Change in fair
(amounts in thousands of euros)	Interest	value	Interests	value	Interests	value
Liabilities
Derivative liabilities	—	(150)	—	1,312	—	12
Liabilities valued at fair value: bonds	—	(1,707)	—	637	—	(1,330)
Liabilities valued at amortized cost: non-convertible bonds and debt component of convertible bonds	(545)	—	(1,597)	—	1,364	—
Liabilities valued at amortized cost: advances	(33)	—	(29)	—	29	—